Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Formation and operating costs	$ (178,995)	$ (612,607)	$ (1,303,310)	$ (1,939,085)	$ (2,409,672)	$ (1,508,247)
Franchise tax	(40,000)	(50,000)	(120,000)	(179,206)	(200,000)	(195,138)
Loss from Operations	(218,995)	(662,607)	(1,423,310)	(2,118,291)	(2,609,672)	(1,703,385)
Other Income (Expenses)
Interest expense	(67,308)	(36,516)	(190,834)	(66,809)	(120,229)
Interest earned on marketable securities held in trust account	214,218	636,580	712,832	2,088,010	2,752,194	1,555,432
Net Loss Before Tax	(72,085)	(62,543)	(901,312)	(97,090)	22,293	(147,953)
Income tax	(36,586)	(123,182)	(124,495)	(400,849)	(536,212)	(285,662)
Net Loss	$ (108,671)	$ (185,725)	$ (1,025,807)	$ (497,939)	$ (513,919)	$ (433,615)
Weighted average shares outstanding of Common Stock - Basic	4,708,560	8,680,609	4,790,455	8,789,806	8,551,292	13,000,236
Weighted average shares outstanding of Common Stock - Diluted	4,708,560	8,680,609	4,790,455	8,789,806	8,551,292	13,000,236
Basic net loss per share of Common Stock	$ (0.02)	$ (0.02)	$ (0.21)	$ (0.06)	$ (0.06)	$ (0.03)
Diluted net loss per share of Common Stock	$ (0.02)	$ (0.02)	$ (0.21)	$ (0.06)	$ (0.06)	$ (0.03)